Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before income tax	$ (105,609)	$ (172,016)
Statutory income tax rates	23.00%	23.00%
Expected income tax recovery	$ (24,290)	$ (39,564)
Non-deductible costs	3,059	4,954
Non-controlling interest	0	1,118
Non-deductible portion of capital losses	67	1,107
Deferred adjustments	18,404
Other	0	(2,937)
Deferred tax benefits not recognized	(6,645)	35,322
Income tax (recovery) expense	$ (9,405)	$ 0